Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Labour costs
Wages, salaries and related taxes and benefits	$ (4,134)	$ (4,354)
Post-employment benefit plans service cost (net of capitalized amounts)	(208)	(206)
Other labour costs	(987)	(1,063)
Less:
Capitalized labour	1,130	1,217
Total labour costs	(4,199)	(4,406)
Cost of revenues	(7,705)	(7,926)
Other operating costs	(1,916)	(1,924)
Total operating costs	(13,820)	(14,256)
Research and development expense	$ 66	$ 90